UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04611

Exact name of registrant as specified in charter:	Aberdeen Asia-Pacific Income Fund, Inc.

Address of principal executive offices:	800 Scudders Mill Road,
Plainsboro,
New Jersey 08536

Name and address of agent for service:	Mr. Alan Goodson
Aberdeen Asset Management Inc.
1735 Market Street
37th Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	10/31/07

Date of reporting period:	7/31/07

Item 1 – Schedule of Investments – [ INSERT SCHEDULE ]

Portfolio of Investments

As of July 31, 2007 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM INVESTMENTS - 125.8%
AUSTRALIA - 68.8%
		ABN Amro Bank,
AUD	15,000	6.50%, 5/17/13(a)(b)	$12,424,451
		ANZ Banking Corporation,
AUD	6,500	6.50%, 5/21/09(a)(b)	5,511,269
AUD	7,500	6.00%, 8/17/10(a)(b)	6,221,370
AUD	12,000	6.25%, 5/23/11(a)(b)	9,920,951
		Australia Postal Corporation,
AUD	22,000	6.00%, 3/25/09	18,582,048
		AXA SA,
AUD	9,000	7.50%, 10/26/16(a)(b)	7,533,572
AUD	3,000	7.9633%, 10/26/16(a)(b)	2,590,516
		Bank of America Corp.,
AUD	7,000	6.50%, 9/15/09	5,932,694
		BHP Finance Limited,
AUD	12,000	6.25%, 8/15/08	10,209,217
		CFS Gandel Retail Trust,
AUD	4,000	6.25%, 12/22/14	3,200,494
		CIE Financement Foncier,
AUD	15,000	6.25%, 1/30/17	12,367,941
		Citigroup, Inc.,
AUD	9,700	6.50%, 2/13/17	7,865,682
		Commonwealth of Australia,
AUD	16,000	8.75%, 8/15/08	14,019,470
AUD	98,600	7.50%, 9/15/09	86,240,299
AUD	61,500	6.50%, 5/15/13	53,459,099
AUD	58,000	6.25%, 4/15/15	50,202,676
AUD	51,650	6.00%, 2/15/17	44,141,227
		Commonwealth Bank of Australia,
AUD	20,000	6.75%, 12/01/07	17,140,421
AUD	35,200	6.25%, 9/01/09	29,844,466
		Countrywide Financial Corporation,
AUD	9,500	6.25%, 12/16/10	7,862,006
		Dexia Municipal Agency,
AUD	13,000	6.00%, 10/15/07	11,119,922
AUD	19,000	5.75%, 2/07/12	15,509,713
		Eurofima,
AUD	30,000	6.00%, 1/28/14	24,691,568
AUD	15,000	6.25%, 12/28/18	12,472,762
		European Investment Bank,
AUD	11,000	6.125%, 1/23/17	9,071,058
		Federal National Mortgage Assoc.,
AUD	11,065	6.375%, 8/15/07	9,478,890
		FGL Finance Australia,
AUD	5,500	6.25%, 3/17/10	4,586,480
		GE Capital Australia Funding Pty,
AUD	10,000	6.75%, 9/15/07	8,566,089
AUD	9,500	5.75%, 2/11/10	7,887,662
AUD	4,500	6.00%, 6/15/11	3,705,987
AUD	20,000	6.50%, 11/15/11	16,701,824
AUD	27,700	6.00%, 8/17/12	22,493,834
AUD	11,000	6.00%, 5/15/13	8,904,700
		General Property Trust Management,
AUD	4,000	6.50%, 8/22/13	3,263,088
		Goldman Sachs Group, Inc.,
AUD	12,500	6.35%, 4/12/16	9,945,507
		HSBC Finance Corp.,
AUD	10,000	6.50%, 9/22/11	8,341,770
		Hypo Real Estate Bank Intl.,
AUD	24,500	6.25%, 8/16/11	20,453,374
		ING Bank Australia Ltd.,
AUD	10,000	7.00%, 4/24/12	8,522,932
		Instituto de Credito Oficial,
AUD	5,000	5.50%, 10/11/12	4,030,969
		JP Morgan Chase & Co.,
AUD	2,600	7.00%, 6/21/12	2,187,923
		Landwirtschaftliche Rentenbank,
AUD	25,000	6.00%, 9/15/09	21,058,729
AUD	14,000	6.00%, 5/30/13	11,489,493
		Macquarie Bank Limited,
AUD	1,500	6.50%, 9/15/09(a)(b)	1,266,859
AUD	7,000	6.50%, 5/31/12(a)(b)	5,734,683
		Melbourne Airport,
AUD	4,500	6.75%, 6/15/08	3,847,835
		Merrill Lynch & Co., Inc.,
AUD	10,000	6.085%, 10/06/10	8,276,824
AUD	6,000	6.75%, 3/12/14	4,956,389
		Monumental Global Funding,
AUD	11,500	6.50%, 11/08/11	9,550,736
		National Capital Trust,
AUD	3,500	7.3733%, 9/30/16(a)(b)	2,978,717
		National Wealth Management,
AUD	2,500	6.75%, 6/16/16(a)(b)	2,008,260
		Nederlands Waterschapsbank,
AUD	15,000	5.875%, 3/15/10	12,523,965
		New South Wales Treasury Corp.,
AUD	52,000	8.00%, 3/01/08	44,901,505
AUD	26,000	7.00%, 12/01/10	22,413,424
AUD	27,500	6.00%, 5/01/12	22,810,182
AUD	14,000	5.50%, 8/01/14	11,214,490
		NRMA Insurance Ltd.,
AUD	13,000	6.35%, 11/27/07(a)(b)	11,115,722

Aberdeen Asia-Pacific Income Fund, Inc. 1

Portfolio of Investments (continued)

As of July 31, 2007 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM INVESTMENTS - CONTINUED
		Queensland Treasury Corp.,
AUD	10,000	8.00%, 9/14/07	$8,581,949
AUD	10,000	5.50%, 5/14/10	8,309,854
AUD	57,400	6.00%, 6/14/11	47,984,714
AUD	50,000	6.00%, 8/14/13	41,497,776
AUD	49,000	6.00%, 10/14/15	40,306,051
AUD	9,000	6.00%, 9/14/17	7,390,845
AUD	17,000	6.00%, 6/14/21	13,814,683
		Rabobank Nederland,
AUD	13,000	6.00%, 3/18/10	10,880,846
		RWH Finance Pty. Limited,
AUD	4,800	6.20%, 3/26/17	3,808,036
		Snowy Hydro Ltd.,
AUD	10,000	5.75%, 2/25/10	8,292,332
		South Australian Financing Authority,
AUD	10,000	7.50%, 10/15/07	8,581,949
		Southern Cross Airports Corp.,
AUD	15,500	6.02%, 10/11/07	13,258,806
		SPI Australia Finance Pty. Ltd.,
AUD	10,000	6.25%, 11/14/08	8,471,815
		SPI Electricity and Gas,
AUD	15,000	6.50%, 11/03/11	12,450,798
		St. George Bank Limited,
AUD	5,000	6.00%, 9/25/07(a)(b)	4,278,024
AUD	10,500	6.50%, 7/26/11(a)(b)	8,763,798
		Sydney Airport Finance,
AUD	3,500	6.25%, 11/21/11	2,889,952
		Telstra Corporation,
AUD	21,500	7.25%, 11/15/12	18,310,912
AUD	2,000	8.75%, 1/20/15	1,869,338
		Treasury Corp. of Victoria,
AUD	25,000	7.50%, 8/15/08	21,591,361
		Wells Fargo & Co.,
AUD	5,000	5.75%, 7/12/10	4,125,217
		Wesfarmers Limited,
AUD	6,000	6.25%, 8/27/07	5,138,003
		Western Australia Treasury Corp.,
AUD	40,000	7.50%, 10/15/09	34,792,422
AUD	30,000	7.00%, 4/15/11	25,904,312
AUD	11,500	8.00%, 6/15/13	10,438,078
AUD	18,000	8.00%, 7/15/17	16,954,111
		Westpac Banking Corporation,
AUD	5,000	6.75%, 12/18/08(a)(b)	4,266,294
AUD	15,000	6.00%, 11/16/10(a)(b)	12,411,921
AUD	12,000	6.50%, 1/24/12(a)(b)	9,994,866

			1,228,712,797

CHINA - 1.5%
		CFG Investment SAC,
USD	2,300	9.25%, 12/19/10(b)(c)	2,331,625
		GITI Tire,
USD	1,500	12.25%, 1/26/10(b)	1,466,555
		Parkson Retail Group Ltd,
USD	800	7.125%, 5/30/10(b)	778,800
USD	3,500	7.875%, 11/14/11	3,534,788
		People’s Republic of China,
USD	10,000	9.00%, 1/15/96	14,033,370
		Road King Infrastructure Finance, Ltd.,
USD	2,300	7.625%, 5/14/11(b)	2,021,125
		Xinao Gas Holdings Limited,
USD	2,100	7.375%, 8/05/12	2,109,015

			26,275,278

HONG KONG - 4.1%
		CITIC Ka Wah Bank,
USD	1,100	7.04%, 12/12/07(a)(b)	1,096,475
USD	6,950	9.125%, 5/31/12(a)(b)	7,761,253
		Hutchison Whampoa Ltd.,
USD	5,500	5.45%, 11/24/10(c)	5,502,596
USD	6,000	7.00%, 2/16/11(c)	6,286,122
USD	18,700	6.50%, 2/13/13(c)	19,385,037
USD	9,400	6.25%, 1/24/14(c)	9,587,793
USD	11,600	7.45%, 11/24/33(c)	12,523,696
		Wing Hang Bank Limited,
USD	11,000	6.00%, 4/20/17(a)(b)	10,646,977

			72,789,949

INDIA - 4.5%
		Bank of Baroda,
USD	8,500	6.625%, 5/25/17(a)(b)	7,725,251
		ICICI Bank,
USD	15,000	6.375%, 4/30/17(a)(b)(c)	13,556,128
		JP Morgan India Government Bond Linked Note,
INR	1,600,000	8.07%, 6/19/08(a)	40,175,819
		NTPC Ltd.,
USD	9,600	5.875%, 3/02/16	9,135,238
		Reliance Industries Limited,
USD	7,250	10.25%, 1/15/97(c)	9,656,420

			80,248,856

Aberdeen Asia-Pacific Income Fund, Inc. 2

Portfolio of Investments (continued)

As of July 31, 2007 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM INVESTMENTS - CONTINUED
INDONESIA - 8.4%
		Adaro Finance B.V.,
USD	8,500	8.50%, 12/08/10(c)	$8,581,192
		Bank Danamon Indonesia,
USD	3,900	7.65%, 3/30/09(a)(b)(c)	3,978,474
		Bank Mandiri Cayman,
USD	1,600	10.625%, 8/03/07(a)(b)(c)	1,600,224
USD	4,500	7.00%, 4/22/08	4,520,453
		Barclays Indonesia Government Bond Linked Note,
IDR	220,000,000	10.00%, 7/15/17	25,100,271
		BLT Finance B.V.,
USD	4,400	7.50%, 5/15/12(b)(c)	4,061,965
		Indonesia Government,
IDR	50,000,000	10.00%, 10/15/11	5,653,382
IDR	17,000,000	13.15%, 1/15/12	2,137,428
IDR	25,000,000	11.00%, 12/15/12	2,950,802
IDR	75,000,000	12.50%, 3/15/13	9,406,740
IDR	5,800,000	10.75%, 5/15/16	691,075
		Indosat Finance,
USD	14,700	7.75%, 11/05/08(b)(c)	15,069,287
USD	1,200	7.125%, 6/22/10(b)(c)	1,208,460
		Majapahit Holding B.V.,
USD	8,500	7.25%, 6/28/17(c)	7,831,152
		Medco Energi Internasional,
USD	3,225	8.75%, 5/22/08(b)(c)	3,280,093
		MGTI Finance Company Ltd.,
USD	6,000	8.375%, 9/15/10(c)	6,296,118
		PT Bank Lippo TBK,
USD	3,250	7.375%, 11/22/11(a)(b)	3,272,466
		PT Bank Negara Indonesia,
USD	1,500	10.00%, 11/15/07(a)(b)	1,522,500
		PT Bank Rakyat Indonesia,
USD	8,050	7.75%, 10/30/08(b)	8,215,524
		Republic of Indonesia,
USD	13,650	7.25%, 4/20/15(c)	13,916,039
USD	23,000	6.625%, 2/17/37(c)	20,935,152

			150,228,797

MALAYSIA - 5.8%
		Bumiputra Commerce Bank Berhad,
USD	5,500	5.125%, 10/16/08(a)(b)	5,471,658
		Hong Leong Bank Berhad,
USD	4,700	5.25%, 8/03/10(a)(b)	4,646,154
		IOI Ventures,
USD	2,650	5.25%, 3/16/15	2,539,757
		Malaysia Government,
MYR	54,000	4.305%, 2/27/09	15,832,247
USD	7,990	7.50%, 7/15/11	8,514,575
MYR	6,500	3.833%, 9/28/11	1,905,541
MYR	26,900	3.702%, 2/25/13	7,865,071
		Petroliam Nasional Berhad,
USD	6,800	7.00%, 5/22/12(c)	7,237,104
USD	10,500	7.75%, 8/15/15(c)	11,961,128
USD	4,000	7.875%, 5/22/22(c)	4,759,336
		Public Bank Berhad,
USD	3,200	5.625%, 9/22/09(a)(b)	3,212,451
USD	8,350	5.00%, 6/20/12(a)(b)	8,088,378
		Telekom Malaysia,
USD	3,000	7.875%, 8/01/25(c)	3,499,968
		Tenaga Nasional Berhad,
USD	1,600	7.625%, 4/01/11(c)	1,717,643
USD	14,000	7.50%, 1/15/96(c)	14,698,180
		TM Global, Inc.,
USD	2,200	8.00%, 12/07/10(c)	2,387,785

			104,336,976

NEW ZEALAND - 1.7%
		Bank of America Corp.,
NZD	2,000	7.53%, 3/08/12	1,486,876
		European Investment Bank,
NZD	1,000	7.25%, 2/08/10	754,175
		General Electric Capital Corp.,
NZD	2,000	7.00%, 7/15/09	1,501,418
NZD	2,000	6.50%, 9/28/15	1,391,885
		HBOS Treasury Services PLC,
NZD	2,000	7.895%, 2/03/09(a)	1,536,446
		Morgan Stanley,
NZD	2,000	6.86%, 9/06/12	1,428,490
		National Australia Bank,
NZD	3,000	8.56%, 7/18/08(a)	2,306,237
		Nederlands Waterschapsbank,
NZD	2,500	6.50%, 10/17/08	1,871,699
		New Zealand Government,
NZD	4,000	7.00%, 7/15/09	3,029,132
NZD	4,500	6.00%, 4/15/15	3,297,675
		Province of Manitoba,
NZD	1,500	6.375%, 9/01/15	1,064,287
		Province of Ontario,
NZD	5,500	6.25%, 12/03/08	4,117,181
NZD	4,000	6.25%, 6/16/15	2,805,758
		Quebec Province,
NZD	1,500	6.75%, 11/09/15	1,080,764
		SLM Corp.,
NZD	1,500	6.50%, 6/15/10	1,030,785
		Toyota Motor Credit Corp.,
NZD	2,000	6.75%, 9/21/09	1,485,948

			30,188,756

Aberdeen Asia-Pacific Income Fund, Inc. 3

Portfolio of Investments (continued)

As of July 31, 2007 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM INVESTMENTS - CONTINUED
PAKISTAN - 0.4%
		Pakistan Mobile Comm.,
USD	6,500	8.625%, 11/13/10(b)(c)	$6,345,235

PHILIPPINES - 12.7%
		Bangko Sentral ng Pilipinas,
USD	4,000	8.60%, 6/15/27	4,710,000
		Land Bank of Philippines,
USD	7,500	7.25%, 10/19/11(a)(b)	7,582,613
		Merrill Lynch & Co., Inc.,
USD	2,700	12.50%, 9/17/12(a)(d)	3,145,500
		National Power Corporation,
USD	7,000	6.875%, 11/02/16(c)	6,891,556
		Philippine Government,
PHP	372,800	18.00%, 11/26/08	9,218,206
PHP	95,000	13.00%, 4/25/12	2,501,292
PHP	133,000	11.875%, 5/29/23	3,779,218
		Philippine Long Distance Telephone Company,
USD	5,300	10.50%, 4/15/09	5,631,250
USD	9,100	11.375%, 5/15/12	10,738,000
USD	2,000	8.35%, 3/06/17	2,150,000
		Republic of Philippines,
USD	3,000	7.50%, 9/11/07	3,004,830
USD	9,100	8.875%, 4/15/08	9,282,000
USD	12,000	8.375%, 3/12/09	12,420,000
USD	14,000	9.875%, 3/16/10	15,260,000
USD	24,000	8.375%, 2/15/11	25,260,000
USD	4,000	9.00%, 2/15/13	4,420,000
USD	9,450	8.25%, 1/15/14	10,064,250
USD	2,000	8.875%, 3/17/15	2,220,000
USD	14,100	9.375%, 1/18/17	16,426,500
USD	16,050	9.875%, 1/15/19	19,640,385
USD	15,879	10.625%, 3/16/25	21,277,860
USD	17,000	7.75%, 1/14/31	17,998,750
		SM Investments Corporation,
USD	4,450	8.00%, 10/16/07	4,494,945
		URC Philippines Ltd.,
USD	5,700	9.00%, 2/06/08(c)	5,775,599
USD	3,750	8.25%, 1/20/10(b)	3,924,566

			227,817,320

SINGAPORE - 3.7%
		Asia Development Bank,
SGD	22,500	3.27%, 2/08/12	14,937,362
		DBS Bank,
USD	7,500	7.657%, 3/15/11(a)(b)(c)	7,966,216
USD	5,000	7.125%, 5/15/11(c)	5,297,525
		Flextronics International Ltd.,
USD	7,400	6.50%, 5/15/08(b)	6,919,000
		Housing & Development Board,
SGD	25,750	2.52%, 11/03/09	16,774,468
SGD	14,500	3.455%, 3/01/11	9,640,653
		Singapore Telecommunications,
USD	1,800	6.375%, 12/01/11(c)	1,863,855
		Stats Chippac Ltd.,
USD	3,350	7.50%, 7/19/10	3,383,500

			66,782,579

SOUTH KOREA - 10.6%
		Equus Cayman Finance Ltd.,
USD	7,800	5.50%, 9/12/08(c)	7,775,477
		Hana Funding, Ltd.,
USD	3,500	8.748%, 12/17/12(a)(b)	3,964,566
		Hanarotelecom, Inc.,
USD	5,000	7.00%, 2/01/12(c)	4,976,290
		Hynix Semiconductor, Inc.,
USD	1,500	9.875%, 7/01/09(b)(c)	1,673,697
USD	1,500	7.875%, 6/27/12(b)(c)	1,489,430
		Hyundai Capital Services,
USD	3,800	5.625%, 1/24/12	3,732,994
		Hyundai Motors Manufacturing,
USD	2,400	5.30%, 12/19/08(c)	2,390,400
		Korea Electric Power Corporation,
USD	10,000	7.00%, 2/01/27	10,855,010
		Korea South-East Power Co. Ltd.,
USD	3,900	4.75%, 6/26/13	3,700,039
USD	12,000	6.00%, 5/25/16(c)	12,113,628
		Pusan Bank,
USD	7,600	5.50%, 3/14/12(a)(b)	7,486,152
		SC First Bank Korea,
USD	3,950	7.267%, 3/03/14(a)(b)(c)	4,173,827
		Shinhan Bank,
USD	1,600	6.25%, 9/08/08(a)(b)	1,613,150
USD	8,550	5.663%, 3/02/15(a)(b)	8,027,279

Aberdeen Asia-Pacific Income Fund, Inc. 4

Portfolio of Investments (continued)

As of July 31, 2007 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM INVESTMENTS - CONTINUED
		South Korea National Debt,
KRW	8,500,000	4.75%, 3/12/08	$9,223,577
KRW	10,000,000	3.50%, 12/10/09	10,459,263
KRW	10,000,000	4.00%, 6/10/10	10,493,952
KRW	8,500,000	5.25%, 12/10/10	9,250,890
KRW	8,400,000	5.00%, 3/10/11	9,054,456
KRW	26,674,000	6.91%, 7/18/11	30,684,356
KRW	10,000,000	4.25%, 9/10/14	10,173,676
KRW	17,800,000	5.00%, 9/10/16	18,872,608
		Woori Bank,
USD	7,700	6.208%, 5/02/17(a)(b)(c)	7,227,990

			189,412,707

TAIWAN - 0.4%
		Cathay United Bank Co. Ltd.,
USD	6,900	5.50%, 10/05/15(a)(b)(c)	6,564,125

THAILAND - 3.1%
		Asia Development Bank,
THB	90,000	5.54%, 9/18/16	2,788,235
		Bangkok Bank Public Company,
USD	6,000	9.025%, 3/15/29(c)	7,198,248
		Kasikornbank Public Company Limited,
USD	4,700	8.25%, 8/21/16(c)	5,198,576
		Krung Thai Bank PCL,
USD	2,200	7.378%, 10/10/16(a)(b)	2,070,442
		PTT Public Company Limited,
USD	3,100	5.75%, 8/01/14(c)	3,087,228
		Thailand Government,
THB	130,000	8.50%, 12/08/08	4,111,048
THB	150,000	5.375%, 5/15/09	4,588,721
THB	227,000	5.375%, 11/30/11	7,091,433
THB	247,000	4.125%, 11/01/12	7,247,035
THB	260,000	5.00%, 12/03/14	8,006,868
THB	100,000	5.625%, 1/12/19	3,206,147
THB	50,000	5.85%, 3/31/21	1,623,238

			56,217,219

VIETNAM - 0.1%
		Socialist Republic of Vietnam,
USD	1,600	4.00%, 9/14/07(a)(b)	1,298,510

Total Long-Term Investments (cost $2,003,121,803)			2,247,219,104

SHORT-TERM INVESTMENTS - 4.0%
NEW ZEALAND - 0.1%
		New Zealand Call Deposit,
NZD	2,488	2.00%, perpetual	1,912,860

UNITED STATES - 3.9%
USD	70,574	Repurchase Agreement, State Street Bank and Trust Company, 4.57% dated 7/31/07, due 8/01/07 in the amount of $70,582,959 (collateralized by $69,965,000 U.S. Treasury Bond, 3.75% due 5/15/08; value $69,894,685 and $2,145,000 U.S. Treasury Bond, 3.625% due 1/15/10; value $2,104,264)	70,574,000

Total Short-Term Investments (cost $72,225,753)			72,486,860

Total Investments - 129.8% (cost $2,075,347,556)			2,319,705,964
Other Assets in Excess of Liablities 3.8%			67,083,786
Liquidation Value of Preferred Stock- (33.6%)			(600,000,000)

Net Assets Applicable to Common Shareholders - 100.0%			$1,786,789,750

AUD - Australian dollar

IDR - Indonesian rupiah

INR - Indian rupee

KRW - South Korean won

MYR - Malaysian ringgit

NZD - New Zealand dollar

PHP - Philippine peso

SGD - Singapore dollar

THB - Thailand baht

USD - United States dollar

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2007.

(b)	The date presented for these instruments represents the next call/put date.

(c)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate market value of these securities amounted to $309,857,619 or 17.3% of net assets applicable to common shareholders.

(d)	Security is linked to the Philippine Peso.

Aberdeen Asia-Pacific Income Fund, Inc. 5

Portfolio of Investments (concluded)

As of July 31, 2007 (unaudited)

Interest Rate Swap Agreements

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
UBS AG	October 31, 2007	144,000	3.1600%	1 month LIBOR	$997,344
UBS AG	October 31, 2008	144,000	3.5400%	1 month LIBOR	2,829,600
UBS AG	October 31, 2010	96,000	4.0550%	1 month LIBOR	2,940,960

					$6,767,904

Futures Contracts	Expiration	Contracts	Unrealized Appreciation/ (Depreciation)
Purchase contracts:
Australian Treasury Bond 6% - 3 year	September 2007	120	$38,523
Australian Treasury Bond 6% - 10 year	September 2007	153	10,655
United States Treasury Note 6% - 2 year	September 2007	33	29,302
United States Treasury Bond 6% - 5 year	September 2007	24	19,435
Sale contracts:
United States Treasury Bond 6% - 10 year	September 2007	22	(20,116)
United States Treasury Bond 6% - 30 year	September 2007	144	(126,386)

			$(48,587)

Foreign Forward Currency Exchange Contracts Purchase/Sale	Amount Purchased	Amount Sold	Purchase Value as of July 31, 2007	Sale Value as of July 31, 2007	Unrealized Appreciation/ (Depreciation)
Australian Dollar/New Zealand Dollar
settlement date 8/17/07	AUD37,040,383	NZD41,000,000	$31,718,440	$31,474,204	$244,236
Indian Rupee/United States Dollar
settlement date 8/31/07	INR933,340,000	USD23,000,000	23,090,044	23,000,000	90,044
settlement date 9/18/07	INR963,078,600	USD23,815,000	23,807,200	23,815,000	(7,800)
Indonesian Rupiah/United States Dollar
settlement date 8/10/07	IDR409,630,000,000	USD46,000,000	44,393,107	46,000,000	(1,606,893)
settlement date 9/28/07	IDR409,513,224,000	USD44,888,000	44,313,938	44,888,000	(574,062)
Malaysian Ringgit/United States Dollar
settlement date 8/24/07	MYR40,806,000	USD12,000,000	11,826,798	12,000,000	(173,202)
settlement date 8/30/07	MYR17,622,232	USD5,071,000	5,109,004	5,071,000	38,004
settlement date 9/28/07	MYR50,897,594	USD14,905,000	14,775,389	14,905,000	(129,611)
settlement date 10/18/07	MYR162,906,992	USD47,619,000	47,337,831	47,619,000	(281,169)
Philippine Peso/United States Dollar
settlement date 8/10/07	PHP545,558,448	USD11,568,000	12,025,800	11,568,000	457,800
Singapore Dollar/United States Dollar
settlement date 9/24/07	SGD18,375,093	USD12,177,000	12,160,748	12,177,000	(16,252)
settlement date 10/17/07	SGD35,778,540	USD23,800,000	23,719,185	23,800,000	(80,815)
South Korean Won/United States Dollar
settlement date 9/20/07	KRW54,662,612,000	USD59,780,000	59,569,014	59,780,000	(210,986)
settlement date 10/02/07	KRW20,475,860,000	USD22,300,000	22,182,108	22,300,000	(117,892)
United States Dollar/Australian Dollar
settlement date 8/17/07	USD78,282,000	AUD90,000,000	78,282,000	77,068,846	1,213,154
settlement date 8/20/07	USD30,000,000	AUD34,343,018	30,000,000	29,405,709	594,291
United States Dollar/Indian Rupee
settlement date 8/31/07	USD27,690,000	INR1,127,536,800	27,690,000	27,894,309	(204,309)
United States Dollar/South Korean Won
settlement date 9/28/07	USD16,780,000	KRW15,372,158,000	16,780,000	16,756,557	23,443

		Net USD Total	$528,780,606	$529,522,625	$(742,019)

Tax Cost of Investments

The United States federal income tax basis of the Fund’s investments and net unrealized depreciation as of July 31, 2007 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$2,075,347,556	$257,075,063	$12,716,655	$244,358,408

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales, straddle losses deferred differing tax treatment for foreign currencies and recognition of discount and premium amortization.

Aberdeen Asia-Pacific Income Fund, Inc. 6

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) and the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Asia-Pacific Income Fund, Inc.

By:	/s/ Martin Gilbert
Martin Gilbert, President of Aberdeen Asia-Pacific Income Fund, Inc.

Date: September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Gilbert
Martin Gilbert, President of Aberdeen Asia-Pacific Income Fund, Inc.

Date: September 26, 2007

By:	/s/ Alan Goodson
Alan Goodson, Treasurer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: September 26, 2007